Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023 and 2024, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) (thousands) ($)	Adjusted Net Income (thousands) ($)(4)

2024	1,060,725	(757,931)	1,001,231	606,952	2.16	103.85	(62,159)	(53,437)

2023	1,775,885	2,244,387	956,946	415,663	7.77	92.30	(117,218)	(108,411)

2022	7,830,078	990,131	1,356,913	(5,286,494)	5.23	68.36	(148,613)	(138,925)

2021	783,689	15,051,082	652,061	5,856,732	72.72	98.95	6,460	10,233
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Brian Bair	Peter Knag, Benjamin Aronovitch and James Grout
2023	Brian Bair	Michael Burnett, Jawad Ahsan, Benjamin Aronovitch and James Grout
2022	Brian Bair	Michael Burnett, Benjamin Aronovitch and Stephen Johnson
2021	Brian Bair	Michael Burnett, Benjamin Aronovitch and Stephen Johnson
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2024	(407,600)	(504,812)

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Remain U nve sted as of 2024 FY End, determined as of 2024 FY End	–	335,702

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	–	–

Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to 2024 FY End	(1,355,971)	(204,554)

Increase for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	(55,085)	(20,615)

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of Prior FY End	–	–

Increase based on Dividends or Other Earnings Paid during 2024 prior to Vesting Date	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during 2024	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2024	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–

TOTAL ADJUSTMENTS	(1,818,656)	(394,279)

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for market-based
awards, the fair value calculated by a

Monte Carlo simulation model as of the applicable
year-end
date(s), which utilizes multiple input variables to estimate the probability of satisfying the market condition established for the award, including the expected volatility of our stock price based on the historical volatility of our stock price, a risk-free
interest rate using the rate of return on U.S. treasury notes equal to the remaining contractual term of the award, and an expected dividend yield of 0% and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using updated assumptions as of the revaluation date. We provide information regarding the assumptions used to calculate the valuation of the award in Notes 1 and 11 to the consolidated financial statements included in the Annual Report on Form
10-K
filed on February 25, 2025.

(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Real Estate and Other Financial Services Index (the “Peer Group”), through December 31, 2021, 2022, 2023 and 2024, assuming a $100 investment on September 1, 2021.

(4)
Adjusted Net Income is a
non-U.S.
generally accepted accounting principle financial measure, which our management team uses to assess our underlying financial performance. For additional information regarding how Adjusted Net Income is calculated, please see the section titled “
Annual Incentive Program
” in the CD&A above.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Brian Bair	Peter Knag, Benjamin Aronovitch and James Grout
2023	Brian Bair	Michael Burnett, Jawad Ahsan, Benjamin Aronovitch and James Grout
2022	Brian Bair	Michael Burnett, Benjamin Aronovitch and Stephen Johnson
2021	Brian Bair	Michael Burnett, Benjamin Aronovitch and Stephen Johnson

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Real Estate and Other Financial Services Index (the “Peer Group”), through December 31, 2021, 2022, 2023 and 2024, assuming a $100 investment on September 1, 2021.
PEO Total Compensation Amount	$ 1,060,725	$ 1,775,885	$ 7,830,078	$ 783,689
PEO Actually Paid Compensation Amount	$ (757,931)	2,244,387	990,131	15,051,082
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2024	(407,600)	(504,812)

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Remain U nve sted as of 2024 FY End, determined as of 2024 FY End	–	335,702

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	–	–

Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to 2024 FY End	(1,355,971)	(204,554)

Increase for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	(55,085)	(20,615)

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of Prior FY End	–	–

Increase based on Dividends or Other Earnings Paid during 2024 prior to Vesting Date	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during 2024	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2024	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–

TOTAL ADJUSTMENTS	(1,818,656)	(394,279)

Non-PEO NEO Average Total Compensation Amount	$ 1,001,231	956,946	1,356,913	652,061
Non-PEO NEO Average Compensation Actually Paid Amount	$ 606,952	415,663	(5,286,494)	5,856,732
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2024	(407,600)	(504,812)

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Remain U nve sted as of 2024 FY End, determined as of 2024 FY End	–	335,702

Increase based on ASC Topic 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	–	–

Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to 2024 FY End	(1,355,971)	(204,554)

Increase for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	(55,085)	(20,615)

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of Prior FY End	–	–

Increase based on Dividends or Other Earnings Paid during 2024 prior to Vesting Date	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during 2024	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2024	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–

TOTAL ADJUSTMENTS	(1,818,656)	(394,279)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

•	Adjusted Net Income; and

•	Stock price.

Total Shareholder Return Amount	$ 2.16	7.77	5.23	72.72
Peer Group Total Shareholder Return Amount	103.85	92.3	68.36	98.95
Net Income (Loss)	$ (62,159,000)	$ (117,218,000)	$ (148,613,000)	$ 6,460,000
Company Selected Measure Amount	(53,437,000)	(108,411,000)	(138,925,000)	10,233,000
PEO Name	Brian Bair
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description	Adjusted Net Income is a
non-U.S.
generally accepted accounting principle financial measure, which our management team uses to assess our underlying financial performance. For additional information regarding how Adjusted Net Income is calculated, please see the section titled “
Annual Incentive Program
	” in the CD&A above.
Measure:: 2
Pay vs Performance Disclosure
Name	Stock price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,818,656)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,600)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,355,971)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,085)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(394,279)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,812)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	335,702
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,554)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,615)